As filed with the Securities and Exchange Commission on September 4, 2012

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Richard J. Berthy, Principal Executive Officer

Trudance L.C. Bakke, Principal Financial Officer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

Wintergreen Fund, Inc.

Investor Class (WGRNX)

Institutional Class (WGRIX)

June 30, 2012

(Unaudited)

www.wintergreenfund.com

1-888-468-6473

Wintergreen Fund, Inc. is an open-end diversified

management investment company that seeks

capital appreciation.

To receive investor materials electronically — see inside cover

For the latest Wintergreen Fund, Inc. news and performance, scan the image on the cover with a “QR Reader” on your smartphone to visit www.wintergreenfund.com

Electronic Delivery

Wintergreen Fund, Inc., encourages shareholders to sign up for electronic delivery of investor materials. By doing so, you will receive information faster, help us reduce cost, and help us reduce the impact on the environment of producing the materials. To enroll in electronic delivery:

1.	Go to www.wintergreenfund.com

2.	Login to your account

3.	Select E-Delivery Consent from the available drop-down options, and

4.	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel the electronic delivery at any time and revert to physical delivery of your materials. Just go to www.wintergreenfund.com, perform the first three steps above, and follow the instructions for canceling electronic delivery. If you have any questions, please contact us at (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.

PERFORMANCE CHART AND ANALYSIS (Unaudited)

JUNE 30, 2012

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 60 days of purchase are subject to a 2.00% redemption fee. As stated in the current prospectus, the Wintergreen Fund, Inc. (the “Fund”) total annual operating expense ratio for the Investor Class shares is 1.86% and for the Institutional Class shares is 1.64%. Since inception, certain fees were waived and/or expenses reimbursed; otherwise the Fund’s performance shown would have been lower.

Investor Class

Performance to 6/30/2012	One Year	Five Year	Since Inception 10/17/2005
Cumulative:
Wintergreen Fund, Inc.	–5.39%	7.94%	46.21%
S&P 500 Index	5.45%	1.09%	31.88%
Annualized:
Wintergreen Fund, Inc.	–5.39%	1.54%	5.83%
S&P 500 Index	5.45%	0.22%	4.22%

Institutional Class

Performance to 6/30/2012	Since Inception 12/30/2011
Cumulative:
Wintergreen Fund, Inc.	–0.35%
S&P 500 Index	9.49%

Converting from Investor Class to Institutional Class Shares

If the current market value of your accounts in the Investor Class is at least $100,000, you may elect to convert the accounts from Investor Class to Institutional Class shares in the Fund on the basis of relative net asset values (“NAV’s”). Converting from Investor Class to Institutional Class shares may not be available at certain financial intermediaries, or there may be additional costs associated with this conversion charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund. Because the NAV per share of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted.

You may convert from Investor Class to Institutional Class shares by calling the Fund at (888) GOTOGREEN (888-468-6473) or your financial intermediary if you don’t have a direct account with the Fund. If the total market value of your Institutional Class shares account declines to less than $100,000 due to a redemption, we may convert your Institutional Class shares into Investor Class shares of the Fund on the basis of relative NAV’s. Although the total dollar value will be the same, a shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares converted. Please see “Shareholder Information” in the Fund’s prospectus. A conversion from Investor Class shares to Institutional Class shares of the Fund or from Institutional Class shares to Investor Class shares of the Fund pursuant to the preceding paragraphs should generally not be a taxable exchange for federal income tax purposes. Please contact your tax advisor or accountant to discuss your specific situation.

WINTERGREEN FUND, INC.

PERFORMANCE CHART AND ANALYSIS (Unaudited)

JUNE 30, 2012

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment since inception, including reinvested dividends and distributions, in the Investor Class and Institutional Class of Wintergreen Fund, Inc., compared with a broad-based securities market index. The S&P 500 Index (the “Index”) is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index. The total return of the Fund includes operating expenses that reduce returns while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for direct investment. Since inception, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance or for any other questions about the Fund, please call (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2012

Dear Fellow Wintergreen Fund Shareholder,

Since its inception on October 17, 2005, Wintergreen Fund, Inc. Investor Class (the “Fund”) has a cumulative return of 46.21% (not annualized) which compares very favorably to the Standard & Poor’s 500 Composite Index’s (“S&P 500”) cumulative return of 31.88% (not annualized). A hypothetical investment of $10,000 in the Fund on October 17, 2005 through June 30, 2012 would now be worth $14,621 compared to a value of $13,188 for a similar investment in the S&P 500. The Fund’s performance for the first six months of 2012 was -0.43%, underperforming the S&P 500 which returned 9.49%. The performance of Wintergreen Fund, Inc. Institutional Class for the first six months of 2012 was -0.35%. The Fund’s performance during the period was helped by strong returns from holdings in Altria Group Inc., MasterCard Inc., Class A (“MasterCard”), and Philip Morris International Inc. Securities that underperformed during the period included holdings in Birchcliff Energy Ltd., Canadian Natural Resources Ltd., and Genting Bhd. The Fund also utilized forward currency contracts for hedging purposes which had an overall positive impact on performance.

“The future isn’t what it used to be.”

Paul Valery

At Wintergreen, we agree that the future isn’t what it used to be — in fact it could be much better. When I was in school, I remember hearing an old bankers’ adage that was supposed to create both a successful bank and happy bankers. It was referred to as the “3-6-3 rule” — borrowing at 3%, lending at 6%, and being on the golf course by 3 p.m. From the perspective of someone not working at a bank, that adage seemed to reflect reality for several decades following the Great Depression. Bank stocks tended to be safe and predictable investments recommended for risk-averse investors looking for steady dividends. Then the world changed. Beginning with the 1999 changes to the Glass-Steagal Act, financial institutions including banks, brokerage firms, and investment advisory firms that had previously been separate entities were suddenly permitted to be merged. Shortly after that, we all witnessed the creation of ever more complex financial products, tremendous speculation in real estate, and extreme leverage, all of which contributed to the collapse and near collapse of some of these institutions formerly thought of as safe and secure.

“Money is a terrible master but an excellent servant.”

P.T. Barnum

The world financial markets continue to change. The Fund has found a way to participate in the financial market while reducing some of the risks inherent in many of this century’s typical financial businesses. Although not a traditional financial company, MasterCard is a business closely tied to many of the major banks of the world. Every time you swipe your MasterCard branded credit or debit card, MasterCard acts as the toll bridge between the retailer and your bank. MasterCard’s network will communicate your card swipe from retailer to bank, authorize it, and charge the bank a small fee for its services. Unlike the banks, MasterCard does not lend money, takes no significant credit risk, and does not engage in leveraged proprietary trading. It simply operates the electronic network upon which, on average, 75 million transactions worth $9 billion are carried out every day. With approximately 85% of global transactions still done in cash, the opportunities for MasterCard are enormous. Two-thirds of its business is now derived from outside of the United States, making MasterCard a truly global enterprise.

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2012

The underlying economics of MasterCard’s business are extraordinary. In 2011, the company grew revenues by 21% while expanding operating margins from an already impressive 50% in 2010 to 52% in 2011; their return on equity rose to 43% for the year. High levels of profitability and growth have continued in 2012. Perhaps most impressively, MasterCard has done all this without utilizing debt. To achieve such a high return on equity while carrying approximately $5 billion in cash and zero debt on their balance sheet is a truly remarkable feat. Yet in an environment where people seem more eager to buy government bonds at record high prices than to invest in the equity securities of thriving global companies, we believe MasterCard trades for a significant discount to its underlying intrinsic value. With a very capable management team deploying the company’s billions of dollars of annual free cash flow, we believe MasterCard ticks all the boxes of our oft-mentioned “trifecta.”

On a recent trip to Asia, it brought a smile to my face to see people in Hong Kong, Shanghai, and Singapore pull out their MasterCard branded cards to pay for meals, every day necessities, and luxuries. As Fund shareholders, we should all stand to benefit from these MasterCard transactions.

“We are what we repeatedly do. Excellence, then, is not an act, but a habit.”

Aristotle

Nestlé is one of the original portfolio holdings in the Fund. Nestlé makes various quality food and beverage products, including, of course, chocolate candy which many people enjoy on a daily basis. The company has the habit of supplementing its organic, or natural growth by making value-accretive acquisitions. There is no shortage of targets in the food and beverage industry around the world, but company management employs an extremely disciplined approach to portfolio purchases, focusing on those that have strong brand recognition and can quickly deliver earnings enhancements from multiple currency streams. Over the last several years, Nestlé has added familiar products such as Ralston Purina pet food, Dreyer’s ice cream, Gerber baby food, and DiGiorno pizza. These and other brands that are well-known outside the U.S. are distributed throughout the company’s massive global network.

Integral to Nestlé’s overarching acquisition strategy is increasing penetration into emerging markets. Company-wide, twelve years ago, 28% of all sales were generated in developing economies; in 2010 the proportion was around 35% and the company’s stated goal is to build it to 45% by 2020 with the help of those good acquisitions. Earlier this year, the company bought Pfizer’s infant nutrition business, which gives Nestlé one of the top three market shares in China. Because Pfizer’s baby food segment generated higher margins than Nestlé’s existing product category, this acquisition is expected to add value for shareholders in the first year.

Nestlé is a champion among consumer staple companies, with broad product diversification in areas where the company has pricing power. Inflation may not be evident now in the economy, but we anticipate it will return. We believe that Nestlé’s ability to raise its prices will give shareholders protection from future inflation, which will eat into the returns generated by fixed income investments that have grown within many investors’ portfolios. The combination of smart acquisitions and organic growth through pricing and volume enables Nestlé to reward shareholders with rising dividends. At the time of this writing, the dividend yield of Nestlé was approximately double the yield on a 10-year U.S. Treasury note. The company has generated

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JUNE 30, 2012

uninterrupted dividend increases stretching back to 1995, and we have high confidence that the streak will continue, which has the potential to enhance income for the Fund’s long-term shareholders.

We thank you for your continued investment in Wintergreen Fund and look forward to continuing to unlock investment opportunities around the world.

Sincerely,

David J. Winters, CFA

Portfolio Manager

IMPORTANT INFORMATION

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: possible loss of principal amount invested, stock market risk, interest rate risk, income risk, credit risk, currency risk, and foreign/emerging market risk. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Short sale risk is the risk that the Fund will incur an unlimited loss if the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. In light of these risks, the Fund may not be suitable for all investors.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index.

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2012, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

	Institutional Class			Investor Class
	For the Six Month Period Ended June 30, 2012 (Unaudited)		December 30, 2011^ through December 31, 2011	For the Six Month Period Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007
NET ASSET VALUE, Beginning of Period	$14.09		$14.09	$14.09		$14.01	$11.57	$8.73		$14.59	$12.21

INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.06		—	0.05		0.02	(0.03)	(0.00	)(b)	(0.03)	0.15
Net realized and unrealized gain (loss) on investments, securities sold short, and foreign currency transactions	(0.11)		—	(0.11)		0.06 (c)	2.47	2.86		(5.68)	2.43

Total from Investment Operations	(0.05)		—	(0.06)		0.08	2.44	2.86		(5.71)	2.58

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		—	—		—	—	(0.02)		(0.14)	(0.16)
Net realized gain	—		—	—		—	—	—		(0.02)	(0.04)

Total Distributions to Shareholders	—		—	—		—	—	(0.02)		(0.16)	(0.20)

Redemption fees(a)	—		—	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.01	0.00	(b)

NET ASSET VALUE, End of Period	$14.04		$14.09	$14.03		$14.09	$14.01	$11.57		$8.73	$14.59

TOTAL RETURN(d)	–0.35%		—%	–0.43%		0.57%	21.09%	32.78%		–39.05%	21.13%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$297,974		$100	$1,265,945		$1,496,795	$1,435,107	$1,031,437		$941,658	$1,579,653
Ratios to Average Net Assets:(e)
Net investment income (loss)	0.85%		—%	0.64%		0.13%	(0.22)%	(0.03)%		(0.26)%	1.08%

Net expense, excluding borrowing and dividend expense	1.65%		—%	1.86%		1.86%	1.89%	1.94%		1.86%	1.85%
Borrowing expense	0.00	%(f)	—%	0.00	%(f)	—%	—%	—%		—%	—%
Dividend expense	—%		—%	—%		—%	—%	—%		0.29%	0.00	%(f)

Total Net Expense	1.65%		—%	1.86%		1.86%	1.89%	1.94%		2.15%	1.85%

Gross expense, excluding borrowing and dividend expense	1.65%		—%	1.86%		1.86%	1.89%	1.94%		1.86%	1.85%
Borrowing expense	0.00	%(f)	—%	0.00	%(f)	—%	—%	—%		—%	—%
Dividend expense	—%		—%	—%		—%	—%	—%		0.29%	0.00	%(f)

Total Gross Expense	1.65%		—%	1.86%		1.86%	1.89%	1.94%		2.15%	1.85%

PORTFOLIO TURNOVER RATE(d)	3%		—%	3%		15%	12%	11%		57%	17%

^	The inception date of the Institutional Class shares was December 30, 2011.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Changes for the year ended December 31, 2011, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

PORTFOLIO PROFILE

JUNE 30, 2012 (Unaudited)

% of Net Assets by Country

Sector	% of Net Assets
Consumer Discretionary	17.8%
Consumer Staples(a)	29.6%
Energy	5.5%
Financials	13.6%
Industrials	12.3%
Information Technology	5.0%
Materials	3.3%
Short-Term Investments & Other Assets in Excess of Liabilities	12.9%

Top Ten Holdings(b)
Issuer	% of Net Assets
Jardine Matheson Holdings Ltd.	7.8%
British American Tobacco plc	6.0%
Altria Group Inc.	5.1%
Berkshire Hathaway Inc., Class B	4.9%
Swatch Group AG, Br	4.6%
Imperial Tobacco Group plc	4.4%
Franklin Resources Inc.	4.2%
Philip Morris International Inc.	4.0%
Genting Malaysia Bhd	3.9%
MasterCard Inc., Class A	3.9%

(a)	Includes securities sold short.
(b)	Includes Common Stock only. Any short sales or options held by the Fund are not included in this list.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Long Positions — 98.7%

Common Stocks — 87.4%

Beverages — 3.9%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941	$5,355,051	$20,802,198
The Coca-Cola Company	United States	506,866	28,863,370	39,631,853

			34,218,421	60,434,051

Capital Markets — 4.2%
Franklin Resources Inc.	United States	589,352	55,769,490	65,412,178

Diversified Financial Services — 0.4%
BM&F Bovespa SA	Brazil	1,099,061	7,614,524	5,543,185

Food Products — 3.3%
Nestlé SA	Switzerland	857,976	34,589,299	51,117,887

Hotels, Restaurants & Leisure — 8.4%
Genting Bhd	Malaysia	13,722,149	30,031,501	40,749,446
Genting Malaysia Bhd	Malaysia	54,401,995	65,330,020	61,674,439
McDonald’s Corp.	United States	104,334	5,851,162	9,236,689
SJM Holdings Ltd.	Hong Kong	5,903,564	13,656,752	10,866,646
Wynn Macau Ltd.	Macau	3,522,003	9,237,219	8,180,833

			124,106,654	130,708,053

Industrial Conglomerates — 7.8%
Jardine Matheson Holdings Ltd.	Hong Kong	2,522,195	57,627,944	122,074,238

Insurance — 7.7%
Berkshire Hathaway Inc., Class B(a)(b)	United States	927,184	70,899,571	77,262,243
Fairfax Financial Holdings Ltd.	Canada	108,041	38,834,067	42,781,307

			109,733,638	120,043,550

Internet Software & Services — 1.1%
Google Inc., Class A(a)	United States	30,094	16,460,522	17,456,627

IT Services — 3.9%
MasterCard Inc., Class A	United States	141,201	38,151,980	60,731,962

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2012 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Machinery — 3.7%
Schindler Holding AG-PC	Switzerland	522,668	$33,151,660	$58,260,838

Metals & Mining — 3.3%
Anglo American plc	United Kingdom	1,329,000	61,219,279	43,470,212
Glencore International plc	Switzerland	1,204,163	7,853,296	5,573,764
Witwatersrand Consolidated Gold Resources Ltd.(a)	South Africa	872,691	15,233,089	3,362,683

			84,305,664	52,406,659

Oil, Gas & Consumable Fuels — 5.5%
Birchcliff Energy Ltd.(a)	Canada	5,570,795	45,948,800	30,641,982
Birchcliff Energy Ltd.-144A(a)(d)	Canada	334,247	2,565,327	1,838,359
Bumi plc(a)	United Kingdom	232,721	2,106,309	1,142,629
Canadian Natural Resources Ltd.	Canada	1,947,916	65,577,293	52,251,828

			116,197,729	85,874,798

Real Estate Management & Development — 1.4%
Consolidated-Tomoka Land Co.(c)	United States	777,024	41,483,413	22,362,751

Road & Rail — 0.7%
Norfolk Southern Corp.	United States	159,828	10,271,549	11,470,856

Textiles, Apparel & Luxury Goods — 9.4%
Compagnie Financiere Richemont SA	Switzerland	1,018,288	38,707,958	55,626,859
Swatch Group AG, Br	Switzerland	184,025	49,220,292	72,415,674
Swatch Group AG, Reg	Switzerland	288,249	24,337,394	19,967,731

			112,265,644	148,010,264

Tobacco — 22.7%
Altria Group Inc.	United States	2,315,323	67,149,888	79,994,410
British American Tobacco plc	United Kingdom	1,834,526	56,445,118	93,132,700
Imperial Tobacco Group plc	United Kingdom	1,807,671	61,543,411	69,502,941
Philip Morris International Inc.	United States	710,389	38,761,329	61,988,544

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2012 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Tobacco (continued)
Reynolds American Inc.	United States	1,127,414	$36,893,653	$50,587,066

			260,793,399	355,205,661

Total Common Stocks			1,136,741,530	1,367,113,558

Short-Term Investments — 11.3%

U.S. Treasury Obligations — 11.3%		Principal
United States Treasury Bills	United States
Maturity Date: 09/20/2012, Yield to Maturity 0.09%		$26,235,000	26,229,497	26,230,907
Maturity Date: 10/18/2012, Yield to Maturity 0.09%		15,405,000	15,400,650	15,400,271
Maturity Date: 11/15/2012, Yield to Maturity 0.10%		12,285,000	12,280,556	12,279,902
Maturity Date: 12/13/2012, Yield to Maturity 0.10%		44,670,000	44,649,256	44,641,545
Maturity Date: 01/10/2013, Yield to Maturity 0.11%		19,580,000	19,568,713	19,564,865
Maturity Date: 02/07/2013, Yield to Maturity 0.15%		24,145,000	24,122,230	24,121,772
Maturity Date: 03/07/2013, Yield to Maturity 0.18%		8,370,000	8,359,658	8,360,785
Maturity Date: 04/04/2013, Yield to Maturity 0.16%		9,205,000	9,193,380	9,192,840
Maturity Date: 05/02/2013, Yield to Maturity 0.17%		8,805,000	8,792,321	8,791,264
Maturity Date: 05/30/2013, Yield to Maturity 0.17%		8,175,000	8,162,006	8,160,890

Total U.S. Treasury Obligations			176,758,267	176,745,041

Total Short-Term Investments			176,758,267	176,745,041

Total Long Positions			1,313,499,797	1,543,858,599

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2012 (Unaudited)

Industry

Security Description	Country	Shares	Proceeds	Fair Value

Short Positions — (0.3%)

Beverages — (0.3%)
SABMiller plc	United Kingdom	(120,712)	$(4,906,326)	$(4,830,295)

Total Short Positions			(4,906,326)	(4,830,295)

Total Investments — 98.4%			$1,308,593,471 *	$1,539,028,304

Other Assets in Excess of Liabilities — 1.6%				24,890,230

Net Assets — 100.0%				$1,563,918,534

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was segregated for short sales.
(c)	Affiliated Issuer. See Note 5.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of this security amounted to $1,838,359 or 0.12% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Selected Abbreviations

ADR	American Depositary Receipt
Br	Bearer
PC	Participation Certificate
Reg	Registered

*	Cost for Federal income tax purposes as of June 30, 2012 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.

For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (concluded)

JUNE 30, 2012 (Unaudited)

Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$332,771,727
Gross Unrealized Depreciation	(102,336,894)

Net Unrealized Appreciation	$230,434,833

STATEMENT OF FORWARD CURRENCY CONTRACTS

As of June 30, 2012, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
42,800,000 CAD	7/20/2012	SVEN	$42,102,364	$42,019,336	$83,028
15,100,000 CAD	10/30/2012	SVEN	14,983,504	14,791,016	192,488
12,100,000 CAD	3/11/2013	CITI	11,643,684	11,820,855	(177,171)

Net Value of CAD Contracts			68,729,552	68,631,207	98,345

To sell:
60,500,000 CHF	10/30/2012	CITI	66,118,051	63,959,190	2,158,861
69,000,000 CHF	2/4/2013	SVEN	75,890,893	73,169,094	2,721,799
To buy:
6,300,000 CHF	10/30/2012	CITI	(6,562,842)	(6,660,213)	97,371

Net Value of CHF Contracts			135,446,102	130,468,071	4,978,031

To sell:
29,200,000 GBP	9/19/2012	CITI	45,061,440	45,721,682	(660,242)
36,000,000 GBP	3/11/2013	CITI	55,529,280	56,337,257	(807,977)

Net Value of GBP Contracts			100,590,720	102,058,939	(1,468,219)

Net Value of Outstanding Forward Currency Contracts			$304,766,374	$301,158,217	$3,608,157

Currencies:
CAD	= Canadian Dollar
CHF	= Swiss Franc
GBP	= British Pound
USD	= United States Dollars
Counterparties:
CITI	= Citibank NA
SVEN	= Svenska Handelsbanken

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $1,272,016,384)	$1,521,495,848
Affiliated issuers (Cost $41,483,413)	22,362,751

Investments in securities, at fair value (Cost $1,313,499,797)		1,543,858,599
Foreign currency (Cost $7,446,932)		7,528,057
Cash		3,723
Deposits with prime broker for securities sold short		5,327,458
Unrealized gain on forward currency contracts		5,253,547
Receivables:
Fund shares sold		2,625,536
Interest and dividends		6,666,032
Investment securities sold		7,867,905
Prepaid expenses		80,933

TOTAL ASSETS		1,579,211,790

LIABILITIES
Securities sold short, at value (Proceeds $4,906,326)		4,830,295
Unrealized loss on forward currency contracts		1,645,390
Payables:
Investment securities purchased		954,453
Currency payable		956,418
Fund shares redeemed		2,875,949
Dividend withholding tax		284,330
Accrued Liabilities:
Investment advisory fees		1,906,584
Distribution fees		1,351,405
Directors’ fees and expenses		10,064
Compliance services fees		15,543
Other expenses		462,825

TOTAL LIABILITIES		15,293,256

NET ASSETS		$1,563,918,534

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (concluded)

JUNE 30, 2012 (Unaudited)

COMPONENTS OF NET ASSETS
Paid-in capital	$1,622,980,453
Undistributed net investment loss	(5,613,338)
Net realized loss on investments, securities sold short, foreign currency transactions and forward currency contracts	(287,464,242)
Net unrealized appreciation (depreciation) on:
Investments	230,358,802
Foreign currency transactions and forward currency contracts	3,580,828
Securities sold short	76,031

NET ASSETS	$1,563,918,534

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
INVESTOR CLASS
Based on net assets of $1,265,944,696 and 90,255,599 shares outstanding (500,000,000 shares authorized)	$14.03

INSTITUTIONAL CLASS
Based on net assets of $297,973,838 and 21,230,068 shares outstanding (500,000,000 shares authorized)	$14.04

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $1,704,067)	$19,746,082
Interest income	132,307
Dividend income from affiliated issuer	15,540

Total Investment Income	19,893,929

EXPENSES
Investment advisory fees	11,922,798
Distribution fees — Investor Class	1,455,058
Transfer agency fees	274,763
Administrator fees	212,570
Professional fees	130,132
Custodian fees	108,028
Compliance services fees	100,967
Directors’ fees and expenses	93,628
Accounting fees	78,103
Borrowing expense on securities sold short	641
Miscellaneous expenses	194,714

Total Expenses	14,571,402

NET INVESTMENT INCOME	5,322,527

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Realized Gain on:
Foreign currency transactions and forward currency contracts	8,495,089
Unaffiliated investments	3,100,687

Net Realized Gain	11,595,776

Net Increase (Decrease) in Unrealized Appreciation/Depreciation on:
Unaffiliated investments	(23,650,215)
Affiliated investments	1,328,711
Foreign currency translations and forward currency contracts	(7,003,501)
Securities sold short	76,031

Net Decrease in Unrealized Appreciation/Depreciation	(29,248,974)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(17,653,198)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,330,671)

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Month Period Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS
Net investment income	$5,322,527	$1,846,022
Net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	11,595,776	(60,571,729)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward currency contracts and securities sold short	(29,248,974)	58,427,839

Decrease in Net Assets Resulting from Operations	(12,330,671)	(297,868)

CAPITAL SHARE TRANSACTIONS — INVESTOR CLASS
Proceeds from sales of shares	189,882,610	513,104,703
Cost of redemption of shares	(416,304,770)	(451,257,540)
Redemption fees	111,130	139,077

Net Increase (Decrease) in Net Assets from Capital Share Transactions — Investor Class	(226,311,030)	61,986,240

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)
Proceeds from sales of shares	311,126,966	100,000
Cost of redemption of shares	(5,461,867)	—

Net Increase in Net Assets from Capital Share Transactions — Institutional Class	305,665,099	100,000

Total Increase in Net Assets	67,023,398	61,788,372
NET ASSETS
Beginning of Period	1,496,895,136	1,435,106,764

End of Period (includes distributions in excess of/accumulated undistributed net investment loss of $(5,613,338) and $(10,935,865), respectively)	$1,563,918,534	$1,496,895,136

SHARE TRANSACTIONS — INVESTOR CLASS
Sale of shares	13,083,236	36,034,999
Redemption of shares	(29,043,445)	(32,255,455)

Increase (Decrease) in Shares — Investor Class	(15,960,209)	3,779,544

SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)
Sale of shares	21,611,962	7,097
Redemption of shares	(388,991)	—

Increase in Shares — Institutional Class	21,222,971	7,097

(1)	The inception date of the Institutional Class shares was December 30, 2011.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. The Institutional Class shares do not have a distribution fee. The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price for securities that are traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from a market in which the security is traded are used. For an option, the last reported sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. Money market instrument investments with less than 60 days to maturity are valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”), and carried out by the appointed Valuation Committee, when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s Investment Manager (as defined in Note 3); or 3) securities are determined to be illiquid. As of June 30, 2012, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s security valuation procedures noted previously, equity securities (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are fair valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Fund’s Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of June 30, 2012:

Assets*	Level 1	Level 2		Level 3	Total
Common Stocks	$1,363,750,875	$3,362,683	#	$—	$1,367,113,558
Short-Term Investments	—	176,745,041		—	176,745,041

Total Long Positions	$1,363,750,875	$180,107,724		$—	$1,543,858,599

Forward Currency Contracts^	$—	$5,253,547		$—	$5,253,547

Liabilities
Securities Sold Short	$(4,830,295)	$—		$—	$(4,830,295)

Forward Currency Contracts^	$—	$(1,645,390)		$—	$(1,645,390)

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.

^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

#	The common stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Metals & Mining	$3,362,683

The Fund’s policy is to disclose transfers between all levels based on valuations at the end of the reporting period. As of June 30, 2012, there were no transfers made between levels compared to the valuation input levels on December 31, 2011.

Security Transactions, Investment Income, and Realized Gain/Loss — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates). Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions in the Statement of Operations.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than that of more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities to the public. These securities are typically purchased under Rule 144A of the Securities Act of 1933. As of June 30, 2012, the Fund held shares of a restricted security which represented 0.12% of total net assets.

Forward Currency Contracts — During the period ended June 30, 2012, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price in the future at the time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Dividends paid on securities sold short are recorded as an expense on the Fund’s books. As of June 30, 2012, the Fund held one short position. Please refer to the Statement of Investments for details on the short position.

Repurchase Agreements — The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund, through its custodian, receives delivery of the underlying collateral, whose fair value exceeds or equals

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Fund’s Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral. As of June 30, 2012, there were no repurchase agreements held by the Fund.

Distributions to Shareholders — Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records distributions on its books on the ex-dividend date. For the period ended June 30, 2012, the Fund did not have any distributions.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its net taxable income. Therefore, no Federal income or excise tax provision is required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. Tax years 2008-2011 generally remain subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2011, the Fund did not incur any interest and penalties.

Contractual Obligations —The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is reflected as paid-in capital.

Income and Expense Allocation — Each class of shares for the Fund has identical rights and privileges, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares, except with respect to the Rule 12b-1 fees paid by the Investor Class shares. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities,

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Investment Advisory Fees, Servicing Fees, and Other Fees and Expenses

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration and Other Services — US Bancorp Fund Services, LLC (“USBFS”) provides administration, portfolio accounting, and transfer agency services to the Fund. USBFS is paid customary fees for its services.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, USBFS, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets of the Investor Class shares.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer, as well as additional compliance support functions. The Principal Executive Officer is a control affiliate and officer of the Distributor. Neither the Distributor, FCS, nor any of their officers or employees who serves as an officer of the Fund, has a role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund. FCS is paid customary fees for its services.

Citibank, N.A. is the custodian of the Fund and is paid customary fees for its services.

Fund Officers and Directors — Certain officers of the Fund may also be directors, officers, or employees of the Investment Manager, USBFS, the Distributor, or FCS, and during their terms of office, receive no compensation from the Fund other than the aforementioned customary fees.

The Fund pays each Board member $40,000 per year. In addition, Board members are reimbursed by the Fund for expenses incurred in connection with attending board meetings and educational seminars.

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $176,231,266 and $43,881,562, respectively, for the period ended June 30, 2012.

Note 5. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being affiliated if it owns five percent or more of a company’s outstanding voting stock.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Investments in affiliated companies for the Fund as of June 30, 2012, are shown below:

Name of issuer	Number of shares held at December 31, 2011	Gross additions	Gross reductions	Number of shares held at June 30, 2012	Fair value at June 30, 2012	Investment income	Realized capital gain/ loss
Consolidated — Tomoka Land Co.	777,024	—	—	777,024	$22,362,751	$15,540	$0

Note 6. Disclosures about Derivative Instruments and Hedging Activities

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market and Credit Risks — Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments with the same counterparty. The Fund’s Investment Manager is responsible for determining the value of the underlying collateral. As of June 30, 2012, there was no underlying collateral held by the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Note 7. Forward Currency Contracts

A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. The Fund had a monthly average of 11 forward currency contracts open during the period. The Statement of Forward Currency Contracts at the end of the Statement of Investments lists the contracts outstanding as of June 30, 2012.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For As Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Forward Currency Contracts	Unrealized gain on forward currency contracts	$5,253,547	Unrealized loss on forward currency contracts	$1,645,390

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2012:

Derivatives Not Accounted For As Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives Recognized In Income	Realized Gain (Loss) On Forward Currency Contracts	Increase (Decrease) In Unrealized Appreciation/Depreciation On Forward Currency Contracts
Forward Currency Contracts	Realized and unrealized gain (loss) on foreign currency transactions and forward currency contracts	$8,666,274	$(7,035,387)

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Note 8. Federal Tax Information

At December 31, 2011, the components of accumulated gains and losses for income tax purposes were as follows:

Unrealized Appreciation	Capital and Other Losses	Total
$252,387,986	$(299,119,234)	$(46,731,248)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

The Fund had accumulated net realized capital loss carryovers pre-enactment of $(23,601,951), $(185,162,916), and $(28,701,683) expiring December 31, 2016, December 31, 2017, and December 31, 2018, respectively.

As of December 31, 2011, the Fund had accumulated net realized capital loss carryovers post-enactment of $(4,755,343) short-term and $(54,567,406) long-term which do not expire.

At December 31, 2011, the Fund deferred, on a tax basis, post October losses of $(2,270,719) of capital.

For the years ended December 31, 2010 and December 31, 2011, the Fund did not have any distributions.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, the reclassification for the Fund was:

Accumulated Undistributed Net Investment Loss	$(15,527,360)
Accumulated Net Realized Loss	18,006,568
Paid In Capital	(2,479,208)

Note 9. Other Information

On June 30, 2012, one shareholder account held approximately 39% of the outstanding shares of the Investor class and 22% of the outstanding shares of the Institutional Class. These are both omnibus accounts held on behalf of several thousand underlying shareholders.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Note 10. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Note 11. Subsequent Events

In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2012 (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio and the Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2012 are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Q’s are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses — The first line in the following table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes — The second line in the following table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2012 (Unaudited)

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period*
Investor Class
Actual Return	$1,000.00	$995.70	$9.23
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.61	$9.32
Institutional Class
Actual Return	$1,000.00	$996.50	$8.19
Hypothetical Return (5% return before expenses)	$1,000.00	$1,016.66	$8.27

*	As expressed below, expenses are equal to the Investor Class annualized expense ratio of 1.86% and the Institutional Class annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the half-year period.

Expenses	=	Fund’s Annualized Expense Ratio	X	Average Account Value Over the Period	X	Number of Days in Most Recent Fiscal Half Year
366

Householding — In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, annual, and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free (888) GOTOGREEN (888-468-6473) to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Privacy Policy

This is our policy as of October 2005. This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information.

By adhering to the practices described below, we affirm our continuing commitment to protecting your privacy.

Collection and Use of Shareholder Information

Wintergreen Fund, Inc. and the IRA custodian (“We” or the “Fund”) collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and other personal information about you from the following sources: information you provide on applications or other forms (for example, your name, address, social security number and birthdate); information derived from your transactions with us (for example, transaction amount, account balance and account number); information you provide to us if you access account information or conduct account transactions online (for example, password, account number, e-mail address, alternate telephone number).

Keeping Information Secure

We maintain physical, electronic, and procedural safeguards to protect your financial and other personal information, and we continually assess new technology with the aim of adding new safeguards to those we have in place.

Limiting Access to Information

We limit access to personally identifiable information to only those with a business reason to know such information.

Use of Personal and Financial Information by Us and Third Parties

We do not sell non-public personal information about current or former customers or their accounts to any third parties, and do not disclose such information to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

Those who may receive this information include the companies that provide transfer agent, technology, and administrative services, as well as the investment adviser who is an affiliate of the Fund.

Accuracy of Information

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

(Not Part of the Semi-Annual Report)

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager

Wintergreen Advisers, LLC

333 Route 46 West, Suite 204

Mountain Lakes, New Jersey 07046

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

Wintergreen Fund, Inc.

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) GOTOGREEN

(888-468-6473)

www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wintergreen Fund, Inc.

By	/s/ Richard J. Berthy Richard J. Berthy, Principal Executive Officer

Date	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Berthy Richard J. Berthy, Principal Executive Officer

Date	August 23, 2012

By	/s/ Trudance L. C. Bakke Trudance L.C. Bakke, Principal Financial Officer

Date	August 23, 2012

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